SHORT-TERM BORROWINGS AND LONG-TERM DEBT	12 Months Ended
Mar. 31, 2017
Debt Disclosure [Abstract]
SHORT-TERM BORROWINGS AND LONG-TERM DEBT

10. SHORT-TERM BORROWINGS AND LONG-TERM DEBT

Short-term borrowings at March 31, 2016 and 2017 are comprised of the following:

	March 31,
	2016	2017
Average interest rates on loans from banks and others (%)	0.46	9.02

	March 31,
	2016	2017
	(Yen in millions)
Secured	¥3,378	¥—
Unsecured	1,741	191

Total	¥5,119	¥191

Long-term debt at March 31, 2016 and 2017 are comprised of the following:
	March 31,
	2016	2017
Range of interest rates on loans from banks and others (%)	0.14-7.10	0.65-6.45

	March 31,
	2016	2017
	(Yen in millions)
Secured	¥26,681	¥24,383
Unsecured	950	261

Subtotal	27,631	24,644
Less, portion due within one year	(9,516)	(8,235)

Total	¥18,115	¥16,409

Aggregate maturities of long-term debt at March 31, 2017 are as follows:

Years ending March 31,	(Yen in millions)
2019	¥6,762
2020	4,943
2021	3,046
2022	1,384
2023 and thereafter	274

Total	¥16,409

Kyocera’s assets pledged as collateral of property, plant and equipment, net of accumulated depreciation and long-term investments in debt and equity securities for loans from banks at March 31, 2016 and 2017 are as follows:

	March 31,
	2016	2017
	(Yen in millions)
Property, plant and equipment, net of accumulated depreciation	¥2,922	¥1,418
Long-term investments in debt and equity securities	118	—

Total	¥3,040	¥1,418

As described in Note 8 to the Consolidated Financial Statement, since transferring of the capital lease receivables did not qualify as a sale for financial reporting purpose, Kyocera has accounted for the cash received as a secured borrowing. As a result of the transaction, capital lease receivables in the amount of ¥25,054 million and ¥23,616 million as of March 31, 2016 and 2017 have been recorded on the balance sheets, respectively.